CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Income tax provision (benefit) applied from discontinued operations	$ (13)	$ 518	$ 329